Goodwill - Additional Information (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Explanation of period over which management has projected cash flows	five-year
Impairment loss goodwill		$ (3,272,253)
CGU Diagnostics EMEA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss goodwill		2,568,719
CGU Prevention EMEA [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss goodwill		703,534
Cancer Genetic Testing Services and sales of medical diagnostics products Within The Diagnostics Segment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss goodwill		$ 0
Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of reconciliation of changes in goodwill [line items]
Description of justification for using growth rate that exceeds long-term average growth rate	five-year